Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

		Shares	Fair Value
99.67%	COMMON STOCKS(A)

2.93%	BEVERAGES
	Brown-Forman Corp. - Class B	13,689	$970,824
	The Coca-Cola Co.	19,470	1,110,374
			2,081,198
9.18%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	8,639	1,096,462
	Leggett & Platt, Inc.	20,925	1,005,028
	Lowe's Cos., Inc.	5,243	1,010,274
	McDonald's Corp.	4,616	1,120,349
	Target Corp.	5,107	1,333,182
	VF Corp.	11,980	960,796

			6,526,091
3.05%	ENERGY
	Chevron Corp.	10,487	1,067,682
	Exxon Mobil Corp.	19,158	1,102,926

			2,170,608
10.75%	FINANCIAL

	Aflac, Inc.	19,810	1,089,550
	Chubb Ltd.	6,252	1,054,963
	Cincinnati Financial Corp.	9,640	1,136,363
	Franklin Resources, Inc.	35,872	1,060,018
	People's United Financial, Inc.	58,828	923,600
	S&P Global, Inc.	2,717	1,164,832
	T. Rowe Price Group, Inc.	5,944	1,213,527

			7,642,853
10.12%	FOOD & STAPLE RETAILING
	Archer-Daniels-Midland Co.	17,800	1,063,016
	Hormel Foods Corp.	22,777	1,056,397
	McCormick & Co., Inc.	11,576	974,352
	The Procter & Gamble Co.	7,858	1,117,643
	Sysco Corp.	12,869	954,880
	Walgreens Boots Alliance, Inc.	20,062	945,923
	Walmart, Inc.	7,569	1,078,961

			7,191,172
10.85%	HEALTH CARE

	Abbott Laboratories	8,538	1,032,927
	AbbVie, Inc.	9,448	1,098,802
	Becton, Dickinson and Co.	4,135	1,057,526
	Cardinal Health, Inc.	17,301	1,027,333
	Johnson & Johnson	6,392	1,100,702
	Medtronic PLC	8,077	1,060,591
		3,234
	West Pharmaceutical Services, Inc.		1,331,535

			7,709,416
6.04%	HOUSEHOLD PRODUCTS
	The Clorox Co.	5,595	1,012,080
	Colgate-Palmolive Co.	13,197	1,049,162
	Kimberly-Clark Corp.	8,046	1,092,003
	PepsiCo, Inc.	7,277	1,142,125
			4,295,370

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

SCHEDULE OF INVESTMENTS - continued

July 31, 2021 (unaudited)

Shares	Fair Value

20.44% INDUSTRIAL

	3M Co.	5,239
	A.O. Smith Corp.	15,642
	Caterpillar, Inc.	4,574
	Cintas Corp.	2,980
	Dover Corp.	7,306
	Emerson Electric Co.	11,414
	Expeditors International of Washington, Inc.	9,479
	General Dynamics Corp.	5,785
	Illinois Tool Works, Inc.	4,629
	Pentair PLC	16,346
	Roper Technologies, Inc.	2,424
	Stanley Black & Decker, Inc.	5,043
	W.W. Grainger, Inc.	2,490
3.07%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc.	5,389
	International Business Machines Corp.	7,464
12.82%	MATERIALS
	Air Products & Chemicals, Inc.	3,646
	Albemarle Corp.	6,547
	Amcor PLC	90,707
	Ecolab, Inc.	4,647
	Linde PLC	3,622
	Nucor Corp.	13,520
	PPG Industries, Inc.	6,048
	The Sherwin-Williams Co.	3,850
4.74%	REAL ESTATE
	Essex Property Trust, Inc.	3,544
	Federal Realty Investment Trust	9,632
	Realty Income Corp.	15,247
1.35%	TELECOMMUNICATION SERVICES
	AT&T, Inc.	34,201

$ 1,037,008 1,100,102 945,675 1,174,656 1,220,979 1,151,558 1,215,682 1,134,034 1,049,255 1,204,210 1,191,008 993,723 1,107,004

14,524,894

1,129,696

1,052,125

2,181,821

1,061,095

1,348,944

1,048,573

1,026,197

1,113,367

1,406,350

988,969

1,120,466

9,113,961

1,162,786

1,132,049

1,071,712

3,366,547

959,338

4.33%	UTILITIES
	Atmos Energy Corp.	10,236	1,009,167
	Consolidated Edison, Inc.	13,749	1,014,264
	NextEra Energy, Inc.	13,562	1,056,480
			3,079,911
99.67%	TOTAL COMMON STOCKS(A)		70,843,180
0.21%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund Institutional Class 0.01%*	149,660	149,660

99.88%	TOTAL INVESTMENTS		70,992,840
0.12%	Other assets, net of liabilities		85,212
100.00%	NET ASSETS		$71,078,052

* Effective 7 day yield as of July 31, 2021

(A)All or a portion of securities are held as collateral for options written

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

SCHEDULE OF OPTIONS WRITTEN

July 31, 2021 (unaudited)

-0.02% OPTIONS WRITTEN
	Number
	of		Notional	Exercise	Expiration
Description	Contracts		Amount	Price	Date	Value
CALL OPTIONS

Abbott Laboratories		3	$(36,294)	$121.00	07/30/21	$(24)
Abbvie, Inc.		3	(34,890)	118.00	07/30/21	(3)
Aflac, Inc.		7	(38,500)	53.50	07/30/21	(1,106)
Archer-Daniels-Midland Co.		6	(35,832)	58.00	07/30/21	(1,020)
AT&T, Inc.		13	(36,465)	28.00	07/30/21	(130)
Automatic Data Processing, Inc.		2	(41,926)	207.50	07/30/21	(510)
Becton, Dickinson and Co.		1	(25,575)	250.00	07/30/21	(555)
Cardinal Health, Inc.		6	(35,628)	59.00	07/30/21	(300)
Caterpillar, Inc.		2	(41,350)	210.00	07/30/21	(4)
Chevron Corp.		4	(40,724)	100.00	07/30/21	(724)
The Clorox Co.		2	(36,178)	185.00	07/30/21	(10)
The Coca-Cola Co.		6	(34,218)	57	07/30/21	(30)
Colgate-Palmolive Co.		4	(31,800)	83.50	07/30/21	(20)
Consolidated Edison, Inc.		5	(36,885)	74.00	07/30/21	(250)
Emerson Electric Co.		4	(40,356)	98.00	07/30/21	(1,088)
Exxon Mobile Corp.		6	(34,542)	57.00	07/30/21	(336)
General Dynamics Corp.		2	(39,206)	192.50	07/30/21	(660)
Hormel Foods Corp.		7	(32,466)	47.00	07/30/21	(35)
IBM		3	(42,288)	142.00	07/30/21	(3)
Illinois Tool Works, Inc.		2	(45,334)	227.50	07/30/21	(20)
Johnson & Johnson		2	(34,440)	172.50	07/30/21	(2)
Kimberly-Clark Corp.		3	(40,716)	136.00	07/30/21	(15)
Lowes Corp.		2	(38,538)	200.00	07/30/21	(2)
McDonald's Corp.		1	(24,271)	242.50	07/30/21	(44)
Medtronic Plc.		3	(39,393)	128.00	07/30/21	(999)
3M Co.		2	(39,588)	200.00	07/30/21	(2)
Nucor Corp.		4	(41,608)	94.00	07/30/21	(4,040)
PepsiCo., Inc.		2	(31,390)	157.50	07/30/21	(2)
PPG Industries, Inc.		2	(32,704)	162.50	07/30/21	(306)
The Procter & Gamble Co.		3	(42,669)	140.00	07/30/21	(666)
S&P Global, Inc.		1	(42,872)	420.00	07/30/21	(825)
Stanley Black & Decker, Inc.		2	(39,410)	205.00	07/30/21	(10)
Sysco Corp.		5	(37,100)	73.00	07/30/21	(575)
Target Corp.		1	(26,105)	260.00	07/30/21	(113)
VF Corp.		4	(32,080)	83.00	07/30/21	(100)
Walgreens Boots		8	(37,720)	47.00	07/30/21	(136)
Walmart, Inc.		2	(28,510)	142.00	07/30/21	(108)

TOTAL CALL OPTIONS WRITTEN						(14,773)

-0.02% TOTAL OPTIONS WRITTEN						$(14,773)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$70,843,180	$-	$-	$70,843,180
MONEY MARKET FUNDS	149,660	-	-	149,660
TOTAL INVESTMENTS	$70,992,840	$-	$-	$70,992,840

OPTIONS WRITTEN	$-	$(14,773)	$-	$(14,773)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2021.
At July 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $49,270,715 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$21,828,731
		Gross unrealized depreciation		(121,379)
		Net unrealized appreciation		$21,707,352